Other Assets - Summary of Other Assets (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other Assets Current And Non Current [Abstract]
Other receivable	$ 171,441
Prepayments	1,681,465	$ 2,942,936
Refundable deposits	1,025,028	1,033,414
Other current assets	$ 2,877,934	$ 3,976,350